UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, February 09, 2010

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $448,809


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    26553   639825 SH       Sole                   623850             15975
AMER EXPRESS                   COM              025816109    26259   648050 SH       Sole                   627150             20900
ANSYS INC                      COM              03662Q105     8948   205900 SH       Sole                   205050               850
APOLLO GROUP                   COM              037604105     7167   118300 SH       Sole                   114125              4175
BANK OF AMERICA                COM              060505104     3871   257018 SH       Sole                   248191              8827
BERKSHIRE HATH B               COM              084670702    52303    15917 SH       Sole                    15457               460
BURLINGTON NOR                 COM              12189t104     2465    25000 SH       Sole                    25000
CATHAY GENERAL                 COM              149150104     1066   141175 SH       Sole                   141175
CENTER FINL CORP               COM              15146E102     1050   228240 SH       Sole                   228240
CHUBB CORP                     COM              171232101     2459    50000 SH       Sole                    50000
CINTAS CORP                    COM              172908105     4302   165000 SH       Sole                   165000
COCA COLA                      COM              191216100    26593   466545 SH       Sole                   455520             11025
CONOCOPHILLIPS                 COM              20825c104    17142   335660 SH       Sole                   327960              7700
CORINTHIAN COLL                COM              218868107     7154   519525 SH       Sole                   501700             17825
DELL INC                       COM              24702R101    11248   783300 SH       Sole                   758700             24600
DRESSER-RAND GRP               COM              261608103     2023    64000 SH       Sole                    64000
DUCKWALL-ALCO                  COM              264142100     2538   165000 SH       Sole                   165000
EASTERN INSUR                  COM              276534104     1484   172100 SH       Sole                   172100
FLUOR CORP                     COM              343412102     4504   100000 SH       Sole                   100000
GARTNER INC                    COM              366651107    20607  1142300 SH       Sole                  1102525             39775
GENERAL ELECTRIC               COM              369604103    17247  1139911 SH       Sole                  1107711             32200
GP STRATEGIES                  COM              36225V104     2580   342600 SH       Sole                   342600
HAMPDEN BANCRP                 COM              40867E107     1339   125700 SH       Sole                   125700
ITT EDUCATNL SVC               COM              45068B109     4798    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    19863   308378 SH       Sole                   298040             10338
KRAFT FOODS                    COM              50075N104    10888   400575 SH       Sole                   390575             10000
LANCASTR COLONY                COM              513847103     3974    80000 SH       Sole                    80000
LOEWS CORP                     COM              540424108     2726    75000 SH       Sole                    75000
LOWE'S COMPANIES               COM              548661107     4678   200000 SH       Sole                   200000
MARINE PRODUCTS                COM              568427108     1936   392700 SH       Sole                   392700
MERCURY GENL                   COM              589400100    10805   275220 SH       Sole                   265945              9275
MICROSOFT                      COM              594918104     7376   242000 SH       Sole                   242000
MORNINGSTAR                    COM              617700109     3625    75000 SH       Sole                    75000
NATIONWIDE HLTH                COM              638620104     1161    33000 SH       Sole                    33000
OMEGA FLEX                     COM              682095104     6953   496614 SH       Sole                   472189             24425
PACCAR INC                     COM              693718108     2865    79000 SH       Sole                    79000
PATTERSON COS                  COM              703395103    11136   398005 SH       Sole                   384080             13925
PHH CORP                       COM              693320202     1225    76028 SH       Sole                    73925              2103
PLUM CREEK TMBR                COM              729251108     1510    40000 SH       Sole                    40000
POST PROPERTIES                COM              737464107      808    41200 SH       Sole                    41200
PROCTER & GAMBLE               COM              742718109    11609   191470 SH       Sole                   186770              4700
REGENCY CENTERS                COM              758849103     1192    34000 SH       Sole                    34000
ROFIN-SINAR TECH               COM              775043102     2878   121900 SH       Sole                   121900
SOWESTERN ENRGY                COM              845467109    13229   274465 SH       Sole                   266315              8150
STRYKER CORP                   COM              863667101     3788    75200 SH       Sole                    75200
TERADATA CORP                  COM              88076w103     6003   191000 SH       Sole                   191000
THOR INDUSTRIES                COM              885160101     3548   113000 SH       Sole                   113000
ULTRA PETROLEUM                COM              903914109     1246    25000 SH       Sole                    25000
US BANCORP                     COM              902973304     7597   337500 SH       Sole                   325000             12500
VARIAN MEDICAL                 COM              92220p105     3514    75000 SH       Sole                    75000
WASHINGTON POST                COM              939640108    11927    27131 SH       Sole                    26238               893
WEIGHT WATCHERS                COM              948626106    11934   409255 SH       Sole                   398030             11225
WELLS FARGO                    COM              949746101    23115   856445 SH       Sole                   830992             25453